Current and deferred income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current And Deferred Income Tax
Balance at beginning of the year	$ (40,378)	$ 3,188	$ (48,212)
Effect on (loss) income for the year	(4,114)	(31,123)	87,344
Effect on other comprehensive income (loss) - Fair value adjustment	820	(2,536)	13
Prior years uncertain income tax treatment payment	1,923		4,706
Effect on other comprehensive income – Translation effect included in Cumulative translation adjustment	8,481	(9,907)	(40,663)
Derecognition of Nexa’s share of Enercan's deferred income taxes - note 4	3,338
Others movements of deferred income tax	(2,586)
Balance at end of the year	$ (32,516)	$ (40,378)	$ 3,188